9. Stock-Based Compensation (Details) (USD $)	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2014	Dec. 31, 2013
Number of Options
Number of Options Outstanding, Beginning		0
Number of Options Issued		500,000
Number of Options, Forfeited		0
Number of Options Outstanding, End		500,000
Weighted Average Exercise Price
Weighted Average Exercise Price Outstanding, Beginning		$ 0
Weighted Average Exercise Price Issued		$ 4.54
Weighted Average Exercise Price Forfeited		$ 0
Weighted Average Exercise Price Outstanding, Ending		$ 4.54
Other Stock Options
Number of Options
Number of Options Outstanding, Beginning	360,221	584,650	652,121
Number of Options Issued	291,900	0	67,471
Number of Options, Forfeited		0
Number of Options Outstanding, End	652,121	584,650	584,650
Weighted Average Exercise Price
Weighted Average Exercise Price Outstanding, Beginning	$ 0.77	$ 0.53	$ 0.66
Weighted Average Exercise Price Issued	$ 0.53	$ 0	$ 0
Weighted Average Exercise Price Forfeited	$ 0	$ 0	$ 1.79
Weighted Average Exercise Price Outstanding, Ending	$ 0.66	$ 0.53	$ 0.53